Prepaid Expenses and Other Current Assets (Details) - Prepaid Expenses and Other Current Assets [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Line Items]
Agreed to lend total	$ 933,706
Allowances for credit losses	$ 125,675